UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06142

THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Japan Equity Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended July 31, 2009 is filed herewith.

The Japan Equity Fund, Inc.

Portfolio of Investments

July 31, 2009 (unaudited)

Shares		Value
COMMON STOCKS—98.07%
Banks—9.66%
116,000	Chuo Mitsui Trust Holdings, Inc.	400,167
640,000	Mitsubishi UFJ Financial Group, Inc.	3,800,125
380,000	Mizuho Financial Group, Inc.	854,066
209,000	The Bank of Yokohama, Ltd.	1,120,813
94,000	The Chiba Bank, Ltd.	603,345
297,000	The Sumitomo Trust & Banking Co., Ltd.	1,608,258
		8,386,774
Chemicals—6.12%
221,000	Asahi Kasei Corp.	1,129,720
40,800	Fujifilm Holdings Corp.	1,317,918
30,000	Nihon Parkerizing Co., Ltd.	339,327
26,300	Shin-Etsu Chemical Co., Ltd.	1,402,153
395,000	Ube Industries, Ltd.	1,131,403
		5,320,521
Communication—3.68%
108	KDDI Corp.	566,757
37,900	NTT Corp.	1,549,122
751	NTT DoCoMo, Inc.	1,077,119
		3,192,998
Construction—1.98%
119,000	Kajima Corp.	332,145
120,000	Sumitomo Forestry Co., Ltd.	944,595
37,000	Toshiba Plant Systems & Services Corp.	441,710
		1,718,450
Cosmetics—0.30%
9,500	Mandom Corp.	262,179

Electric Appliances—15.50%
15,300	Canon Inc.	564,593
99,000	Casio Computer Co., Ltd.	804,129
244,000	Fujitsu Ltd.	1,586,536
2,500	Funai Electric Co., Ltd.	103,230
20,700	Hamamatsu Photonics K.K.	403,137
6,000	Kyocera Corp.	477,943
142,000	Mitsubishi Electric Corp.	1,030,190
12,000	Murata Manufacturing Co., Ltd.	582,061
8,500	Nidec Corp.	608,666
138,000	Panasonic Corp.	2,163,914
79,000	Sony Corp.	2,209,126
39,000	Stanley Electric Co., Ltd.	800,711
310,000	Toshiba Corp.	1,361,070
10,000	Yamatake Corp.	217,437
78,000	Yaskawa Electric Corp.	548,756
		13,461,499
Electric Power & Gas—3.22%
27,700	Kansai Electric Power Co., Inc.	612,435
38,300	Tohoku Electric Power Co., Inc.	789,142

See accompanying notes to financial statements.

1

46,600	Tokyo Electric Power Co., Inc.	1,181,319
60,000	Tokyo Gas Co., Inc.	217,646
		2,800,542
Foods—1.21%
111,000	Ajinomoto Co., Inc.	1,053,607

Glass & Ceramic Products—2.19%
123,000	Asahi Glass Co., Ltd.	1,056,931
74,000	Nippon Electric Glass Co., Ltd.	849,383
		1,906,314
Insurance—3.02%
141,000	Aioi Insurance Co., Ltd.	663,287
49,300	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,252,342
24,500	Tokio Marine Holdings, Inc.	704,317
		2,619,946
Iron & Steel—3.19%
23,700	JFE Holdings, Inc.	943,937
270,000	Kobe Steel, Ltd.	516,517
5,700	Kyoei Steel Ltd.	140,623
475,000	Sumitomo Metal Industries, Ltd.	1,171,859
		2,772,936
Land Transportation—2.58%
20,700	East Japan Railway Co.	1,175,005
235,000	Nippon Express Co., Ltd.	1,068,628
		2,243,633
Machinery—5.14%
72,500	Komatsu Ltd.	1,173,976
19,800	Makita Corp.	486,410
422,000	Mitsubishi Heavy Industries, Ltd.	1,671,942
87,000	Ricoh Co., Ltd.	1,129,563
		4,461,891
Marine Transportation—0.65%
134,000	Nippon Yusen Kabushiki Kaisha	567,322

Metal Products—0.93%
52,400	JS Group Corp.	804,131

Non-Ferrous Metals—2.34%
120,300	Sumitomo Electric Industries, Ltd.	1,482,686
37,000	Sumitomo Metal Mining Co., Ltd.	551,171
		2,033,857
Oil & Coal Products—0.78%
28	Inpex Corp.	211,917
89,000	Nippon Oil Corp.	467,050
		678,967
Other Financing Business—0.37%
5,200	Orix Corp.	325,612

Other Products—0.83%
64,500	Namco Bandai Holdings Inc.	717,416

Pharmaceutical—3.31%
22,000	Kyorin Co., Ltd.	336,002
49,000	Mitsubishi Tanabe Pharma Corp.	577,284
80,000	Rohto Pharmaceutical Co., Ltd.	843,822
19,900	Takeda Pharmaceutical Co., Ltd.	796,749

See accompanying notes to financial statements.

2

10,000	Tsumura & Company	319,883
		2,873,740
Precision Instruments—1.10%
11,400	BML, Inc.	265,158
90,000	Shimadzu Corp.	690,571
		955,729
Pulp & Paper—0.89%
179,000	Oji Paper Co., Ltd.	769,068

Real Estate—1.94%
85,000	Mitsui Fudosan Co., Ltd.	1,546,101
7,000	Sumitomo Realty & Development Co., Ltd.	142,693
		1,688,794
Retail Trade—4.29%
25,400	ABC-Mart Inc.	718,242
60,000	DCM Japan Holdings Co., Ltd.	404,558
4,000	Nitori Co., Ltd.	283,504
8,000	Saint Marc Holdings Co., Ltd.	254,234
49,500	Seven & I Holdings Co., Ltd.	1,148,756
28,800	Shimachu Co., Ltd.	605,143
14,400	Xebio Co., Ltd.	309,346
		3,723,783
Rubber Products—1.01%
51,000	Bridgestone Corp.	876,479

Securities—1.32%
132,000	Nomura Holdings Inc.	1,143,926

Services—1.78%
30,000	Dentsu Inc.	626,594
42,400	Nichii Gakkan Co.	455,647
11,000	Secom Co., Ltd.	465,712
		1,547,953
Textile & Apparel—1.17%
90,500	Kuraray Co., Ltd.	1,015,121

Transportation Equipment—11.31%
73,000	Daihatsu Motor Co., Ltd.	812,722
87,000	Honda Motor Co., Ltd.	2,773,887
455,000	Kawasaki Heavy Industries, Ltd.	1,160,569
28,600	Shimano Inc.	1,160,025
35,500	Suzuki Motor Corp.	886,943
72,700	Toyota Motor Corp.	3,032,333
		9,826,479
Wholesale Trade—6.26%
44,000	Hitachi High-Technologies Corp.	852,770
87,500	Mitsubishi Corp.	1,728,779
105,000	Mitsui & Co., Ltd.	1,302,896
158,300	Sumitomo Corp.	1,550,566
		5,435,011

Total Common Stocks (Cost—$91,858,089)		85,184,678

See accompanying notes to financial statements.

3

Principal
Amount
(000)			Value
SHORT-TERM INVESTMENTS—0.04%
U.S. DOLLAR TIME DEPOSIT—0.04%
33	JPMorgan Chase Bank, 0.05%, due 8/3/09 (Cost—$33,187)		33,187

Total Investments—98.11% (Cost—$91,891,276)			85,217,865

Other assets less liabilities—1.89%			1,643,211

NET ASSETS
	(Applicable to 14,441,200 shares of capital stock outstanding; equivalent to $6.01 per share)	100.00%	$86,861,076

See accompanying notes to financial statements.

4

Fair Value Measurements - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. There has been no impact to the Fund as a result of the adoption of FAS 157.

In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs Instruments	Investments in Securities	Other Financial
Level 1 – Quoted Prices	$85,217,865	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$85,217,865	$—

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of July 31, 2009 are presented.

For federal income tax purposes, the cost of securities owned at July 31, 2009 was $91,859,538, excluding short-term interest-bearing investments. At July 31, 2009, the net unrealized depreciation on investments, excluding short-term securities, of $6,674,860 was composed of gross appreciation of $5,718,204 for those investments having an excess of value over cost, and gross depreciation of $12,393,064 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Principal Financial Officer

Date: August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: August 17, 2009
John J. O’Keefe, Vice President and Principal Financial Officer

\s\ Yoshiaki Uematsu	Date: August 17, 2009
Yoshiaki Uematsu, President and Principal Executive Officer